RELATED PARTY TRANSACTIONS - Consolidated Statements of Changes in Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Shares to be issued	€ (3,491)	€ (3,491)
Share capital	3,491	3,491
Vendors of Spin
RELATED PARTY TRANSACTIONS
Share capital	2,139	1,104
Net movement in equity	2,409	€ 1,104
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Contributed surplus	(2,698)
Share capital	€ 2,968